INVESTMENTS (M Loans) (DETAILS) (Commercial Real Estate Portfolio Segment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commercial Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 3	$ 4	$ 3
Charge-offs	(3)
Recoveries	0	(1)	0
Provisions	0	0	1
Ending balance	0	3	4
Ending Balance [Abstract]:
Individually Evaluated for Impairment	$ 0	$ 3	$ 4